NON-CONTROLLING INTEREST - Cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CONTROLLING INTEREST
Cash flow from operating activities	€ 9,897	€ 280	€ (10,285)
Cash flow from investing activities	72,019	(7,168)	(7,537)
Cash flow from financing activities	(83,714)	(3,165)	35,674
Effect of foreign exchange rate changes on cash and cash equivalents	(824)
SCHMID Technology Guangdong Co. Ltd.
NON-CONTROLLING INTEREST
Cash flow from operating activities	666	(1,688)	(11,650)
Cash flow from investing activities	(472)	(502)	(16,449)
Cash flow from financing activities	(21)	(452)	32,313
Effect of foreign exchange rate changes on cash and cash equivalents	(119)	116	93
Net increase (decrease) in cash and cash equivalents	€ 262	€ (2,525)	€ 4,307